Capital increase (Tables)	6 Months Ended
Jun. 30, 2021
Capital increase
Summary of capital increases

(Euro, in thousands, except share data)	Number of shares	Share capital	Share premium	Share capital and share premium	Average exercise price subscription rights	Closing share price on date of capital increase
					( in Euro/ subscription right)	( in Euro/ share)
On January 1, 2021	65,411,767	€291,312	€2,727,840	€3,019,153

March 19, 2021 : exercise of subscription rights	99,814	540	1,718	2,258	22.62	68.48

June 7, 2021 : exercise of subscription rights	10,940	59	266	325	29.73	61.78

On June 30, 2021	65,522,521	€291,912	€2,729,824	€3,021,736